Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Troubled debt restructurings	$ 1,051	$ 1,478
Residential Portfolio Segment [Member]
Troubled debt restructurings	254	612
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Troubled debt restructurings	355	211
Consumer Portfolio Segment [Member]
Troubled debt restructurings	442	630
Commercial Portfolio Segment [Member]
Troubled debt restructurings	$ 0	$ 25